INCOME TAXES - Components of the Company's deferred taxes (Details)		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate	35.00%	21.00%	21.00%	21.00%